Long-Term Debt	12 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Long-Term Debt
LONG-TERM DEBT

FIRST MORTGAGE BONDS
The Mortgage of Washington Gas dated January 1, 1933 (Mortgage), as supplemented and amended, securing any First Mortgage Bonds (FMBs) it issues, constitutes a direct lien on substantially all property and franchises owned by Washington Gas, other than a small amount of property that is expressly excluded. At September 30, 2015 and 2014, Washington Gas had no debt outstanding under the Mortgage. Any FMBs that may be issued in the future will represent indebtedness of Washington Gas.
SHELF REGISTRATION
At September 30, 2015 and 2014, WGL had the capacity under a shelf registration to issue an unspecified amount of long-term debt securities. On September 10, 2015, a shelf registration statement of Washington Gas became effective; Washington Gas has the capacity to issue up to $600.0 million of additional MTNs.
UNSECURED NOTES
Washington Gas issues unsecured MTNs and private placement notes with individual terms regarding interest rates, maturities and call or put options. These notes can have maturity dates of one or more years from the date of issuance. The following tables show the outstanding notes as of September 30, 2015 and 2014.

Senior Notes, MTNs and Private Placement Notes Outstanding
($ In millions)	WGL(a)	Washington Gas	Total Consolidated
September 30, 2015
Long-term notes(b)	$250.0	$721.0	$971.0
Weighted average interest rate	3.66%	5.58%	5.08%
September 30, 2014
Long-term notes(b)	$—	$691.0	$691.0
Weighted average interest rate	n/a	5.65%	5.65%
(a) WGL includes WGL Holdings and all subsidiaries other than Washington Gas.
(b) Includes Senior Notes for WGL and both MTNs and private placement notes for Washington Gas. Represents face value including current maturities.
The indenture for the unsecured MTNs and the note purchase agreement for the private placement notes provide that Washington Gas will not issue any FMBs under its Mortgage without securing all MTNs and the subject private placement notes with the Mortgage.
Certain of Washington Gas’ outstanding MTNs and private placement notes have a make-whole call feature that pays the holder a premium based on a spread over the yield to maturity of a U.S. Treasury security having a comparable maturity, when that particular note is called by Washington Gas before its stated maturity date. With the exception of this make-whole call feature, Washington Gas is not required to pay call premiums for calling debt prior to the stated maturity date.
The following tables show senior notes, MTN and private placement issuances and retirements for the years ended September 30, 2015 and 2014.

Senior Notes, MTNs and Private Placement Issuances and Retirements
($ In millions)	Principal(b)	Interest Rate	Effective Cost(c)	Nominal Maturity Date
Year Ended September 30, 2015
WGL(a)
Issuances:
10/24/2014	$100.0	2.25%	2.42%	11/1/2019
10/24/2014	125.0	4.60%	5.11%	11/1/2044
12/16/2014	25.0	4.60%	5.53%	11/1/2044
Total	$250.0
Washington Gas
Issuances:
12/15/2014	$50.0	4.24%	4.41%	12/15/2044
Total	50.0
Total consolidated issuances	$300.0
Washington Gas
Retirements:
8/9/2015	$20.0	4.83%		8/9/2015
Total	$20.0
Year Ended September 30, 2014
Washington Gas
Issuances:
12/5/2013	$75.0	5.00%	4.95%	12/15/2043
9/12/2014	100.0	4.22%	4.27%	9/15/2044
Total	$175.0
Retirements:
11/7/2013	$37.0	4.88%		11/7/2013
9/10/2014	30.0	5.17%		9/10/2014
Total	$67.0

(a) WGL includes WGL Holdings and all subsidiaries other than Washington Gas.
(b) Represents face amount.
(c) The estimated effective cost of the issued notes, including consideration of issuance fees and hedge costs.

LONG-TERM DEBT MATURITIES
Maturities of long-term debt for each of the next five fiscal years and thereafter as of September 30, 2015 are summarized in the following table.

Long-Term Debt Maturities(a)
(In millions)	WGL(b)	Washington Gas	Total
2016	$—	$25.0	$25.0
2017	—	—	—
2018	—	—	—
2019	—	50.0	50.0
2020	100.0	50.0	150.0
Thereafter	150.0	596.0	746.0
Total	$250.0	$721.0	$971.0
Less: current maturities	—	25.0	25.0
Total non-current	$250.0	$696.0	$946.0

(a)Excludes unamortized discounts of $1.7 million and $0.1 million at September 30, 2015, for WGL and Washington Gas, respectively.
(b)WGL includes WGL Holdings and all subsidiaries other than Washington Gas.